LONG-TERM LOAN RECEIVABLE (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Long-term loan receivable
Amount of loan		¥ 215,673,057	$ 2,920,247	¥ 19,000,000
Other current assets		6,206,985,686	$ 948,659,787	6,172,265,172
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Long-term loan receivable
Amount of loan	¥ 300,000,000
Interest rate (as a percent)	6.90%
Term of the loan	3 years
Repayment of loans		¥ 200,000,000
Other current assets				¥ 100,000,000